RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details 2) - USD ($)		3 Months Ended			12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016		Dec. 31, 2016		Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company		$ (555,938)	$ (2,668,938)	[1]	$ (4,731,049)		$ (3,309,673)	[1]
Less: loss attributable to non-controlling interest				[1]				[1]
Net loss		(555,938)	(2,668,938)	[1]	(4,731,049)		(3,309,673)	[1]
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense		14,790	15,888	[1]	61,412		64,264	[1]
Amortization expense		10,969	10,984	[1]	43,907		3,583	[1]
Equity based compensation charge			108,000	[1]	144,000		288,000	[1]
Shares issued for services			2,032,275	[1]	2,032,275		658,577	[1]
Non- cash investment in affiliates			(3,000)	[1]	(3,000)			[1]
Other foreign currency movements			(3,792)	[1]			13,436
Changes in Assets and Liabilities
Accounts receivable		(95,769)	(155,999)	[1]	162,132		(226,161)	[1]
Inventory		52,463	115,308	[1]	45,742		(21,581)	[1]
Recoverable IVA taxes and credits		787	(109,700)	[1]	64,117		(246,697)	[1]
Prepayments	[1]		(17,408)
Other assets		2,542	(68)	[1]	1,865		(5,520)	[1]
Accounts payable and accrued expenses		(122,073)	38,711	[1]	282,115		(64,129)	[1]
IVA and other taxes payable		(18,972)	3,303	[1]	(25,936)		183,689	[1]
Advances from customers		18,438	3,873	[1]	130,147		(1,106)	[1]
Interest accruals		27,216	2,992	[1]	53,498		3,320	[1]
CASH USED IN OPERATING ACTIVITIES		(270,901)	(627,571)	[1]	(1,929,453)		(2,675,448)	[1]
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(454)	[1]	(453)		(4,779)	[1]
Intangible assets							(215,000)	[1]
NET CASH USED IN INVESTING ACTIVITIES			(454)	[1]	(2,000)		(219,779)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on common stock issued					375,000		2,990,000	[1]
Proceeds from loans payable		15,000		[1]	370,000		685,001	[1]
NET CASH PROVIDED BY FINANCING ACTIVITIES		473,000		[1]	822,000		3,286,301	[1]
Effect of exchange rate changes on cash and cash equivalents		(214,520)	46,774	[1]	323,580		253,821	[1]
NET DECREASE (INCREASE) IN CASH		(12,421)	(581,251)	[1]	(785,873)		658,331	[1]
CASH AT BEGINNING OF PERIOD		46,286	832,159	[1]	832,159	[1]	173,828	[1]
CASH AT END OF PERIOD		33,865	250,908	[1]	46,286		832,159	[1]
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes				[1]				[1]
Cash paid for interest		$ 822		[1]				[1]
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity							2,909,423	[1]
QPAGOS Corporation - Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company							(3,309,673)
Less: loss attributable to non-controlling interest
Net loss							(3,309,673)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense							64,264
Amortization expense							3,583
Equity based compensation charge							288,000
Shares issued for services							658,577
Other foreign currency movements							13,436
Changes in Assets and Liabilities
Accounts receivable							(226,161)
Inventory							(21,581)
Recoverable IVA taxes and credits							(246,697)
Prepayments							(2,014)
Other assets							(5,520)
Accounts payable and accrued expenses							(64,129)
IVA and other taxes payable							183,689
Advances from customers							(1,106)
Interest accruals							3,320
CASH USED IN OPERATING ACTIVITIES							(2,662,012)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment							(4,779)
Intangible assets							(215,000)
NET CASH USED IN INVESTING ACTIVITIES							(219,779)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on common stock issued							2,990,000
Share issue expenses							(388,700)
Proceeds from loans payable							685,001
NET CASH PROVIDED BY FINANCING ACTIVITIES							3,286,301
Effect of exchange rate changes on cash and cash equivalents							253,821
NET DECREASE (INCREASE) IN CASH							658,331
CASH AT BEGINNING OF PERIOD			832,159		832,159		173,828
CASH AT END OF PERIOD							832,159
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity							2,909,423
As Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company	[2]		(2,661,411)
Less: loss attributable to non-controlling interest
Net loss			(2,661,411)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	[2]		8,415
Amortization expense	[2]		10,930
Equity based compensation charge			108,000
Shares issued for services			2,032,275
Non- cash investment in affiliates			(3,000)
Other foreign currency movements	[2]
Changes in Assets and Liabilities
Accounts receivable			(155,999)
Inventory			115,308
Recoverable IVA taxes and credits			(109,700)
Prepayments			(17,408)
Other assets			(68)
Accounts payable and accrued expenses			38,711
IVA and other taxes payable			3,303
Advances from customers			3,873
Interest accruals			2,992
CASH USED IN OPERATING ACTIVITIES			(623,779)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(454)
NET CASH USED IN INVESTING ACTIVITIES			(454)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable
NET CASH PROVIDED BY FINANCING ACTIVITIES
Effect of exchange rate changes on cash and cash equivalents			42,982
NET DECREASE (INCREASE) IN CASH			(581,251)
CASH AT BEGINNING OF PERIOD			832,159		832,159
CASH AT END OF PERIOD			250,908				832,159
As Previously Reported [Member] | QPAGOS Corporation - Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company							(2,499,774)
Less: loss attributable to non-controlling interest
Net loss							(2,499,774)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	[2]						34,227
Amortization expense							3,583
Equity based compensation charge	[3]						166,715
Shares issued for services
Other foreign currency movements
Changes in Assets and Liabilities
Accounts receivable							(226,161)
Inventory							(21,581)
Recoverable IVA taxes and credits							(246,697)
Prepayments							(2,014)
Other assets							(5,520)
Accounts payable and accrued expenses							(64,129)
IVA and other taxes payable							183,689
Advances from customers							(1,106)
Interest accruals							3,320
CASH USED IN OPERATING ACTIVITIES							(2,675,448)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment							(4,779)
Intangible assets							(215,000)
NET CASH USED IN INVESTING ACTIVITIES							(219,779)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on common stock issued							2,990,000
Share issue expenses							(388,700)
Proceeds from loans payable							685,001
NET CASH PROVIDED BY FINANCING ACTIVITIES							3,286,301
Effect of exchange rate changes on cash and cash equivalents							267,257
NET DECREASE (INCREASE) IN CASH							658,331
CASH AT BEGINNING OF PERIOD			832,159		832,159		173,828
CASH AT END OF PERIOD							832,159
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity							2,909,423
Adjustments [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company	[2]		(7,527)
Less: loss attributable to non-controlling interest
Net loss			(7,527)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	[2]		7,473
Amortization expense	[2]		54
Other foreign currency movements	[2]		(3,792)
Changes in Assets and Liabilities
CASH USED IN OPERATING ACTIVITIES			(3,792)
CASH FLOWS FROM INVESTING ACTIVITIES:
NET CASH USED IN INVESTING ACTIVITIES
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable
NET CASH PROVIDED BY FINANCING ACTIVITIES
Effect of exchange rate changes on cash and cash equivalents			3,792
NET DECREASE (INCREASE) IN CASH
CASH AT END OF PERIOD
Adjustments [Member] | QPAGOS Corporation - Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company							(809,899)
Less: loss attributable to non-controlling interest
Net loss							(809,899)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	[2]						30,037
Equity based compensation charge	[3]						121,285
Shares issued for services	[3]						658,577
Other foreign currency movements	[2]						13,436
Changes in Assets and Liabilities
CASH USED IN OPERATING ACTIVITIES							13,436
CASH FLOWS FROM INVESTING ACTIVITIES:
NET CASH USED IN INVESTING ACTIVITIES
CASH FLOWS FROM FINANCING ACTIVITIES:
NET CASH PROVIDED BY FINANCING ACTIVITIES
Effect of exchange rate changes on cash and cash equivalents							(13,436)
CASH AT BEGINNING OF PERIOD
CASH AT END OF PERIOD
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity

[1]	As Restated
[2]	To correct an error in classifying kiosks acquired in 2015 as inventory and available for sale, to property and equipment, along with the recording of related accumulated depreciation and depreciation expense.
[3]	To correct an error in the period in which the payment of equity based compensation to Officers of the Company and certain consultants was recorded. The Company initially charged the fair value equity compensation of the Company's common shares issued to Officers and consultants as a reduction in the accumulated deficit as of January 1, 2014. The common shares were issued pursuant to agreements executed in 2015. The correction reclassifies the equity based compensation expense to the year ended December 31, 2015.